Discontinued Operations - Schedule of Current Liabilities of Discontinued Operation (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Liabilities of discontinued operation
Accounts payable	$ 202,372	$ 194,650
Other payable	94,513	75,715
Income tax payable	440,278	423,478
Total current liabilities	737,163	693,843
Total liabilities	737,163	693,843
Net revenues		568	$ 1,335
Cost of revenues			(1,795)
(Loss) Income from discontinued operation before income tax		573	(81,605)
Income tax expense
(Loss) Income from discontinued operation, net of income tax		$ 573	$ (81,605)